Summary of Net Assets Held for Sale (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Discontinued Operations [Line Items]
Cash and cash equivalents		$ 1,992
Trade accounts receivable		698
Inventories		806
Other current assets		162
Total current assets held for sale		3,658
Property	5	1,346
Trademarks and other intangibles		427
Goodwill		1,075
Deferred taxes		159
Other noncurrent assets		478
Assets held for sale	5	7,143
Accounts payable		673
Accrued expenses and other current liabilities		1,231
Current maturities of long-term debt		488
Total current liabilities held for sale		2,392
Long-term debt		105
Other liabilities		1,025
Liabilities held for sale		3,522
Noncontrolling interest		$ 29